Commitments and Contingencies (Details) $ in Thousands		6 Months Ended
	Oct. 27, 2023 Entity Director	Jun. 30, 2025 USD ($) Vessel Contract	Dec. 31, 2024 Vessel
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident		$ 1,000,000
Closing period for relevant insurance policy year		3 years
Non-cancelable time charter contract revenue, until June 30, 2026		$ 32,008
Non-cancelable time charter contract revenue, until June 30, 2027		$ 2,348
Office Leases [Abstract]
Number of shipbuilding contracts entered into | Contract		4
Number of product/crude oil tankers being constructed | Vessel		4	4
Number of former directors named as defendant | Director	5
Number of affiliated entities named as defendant | Entity	2
Shipbuilding Construction Contracts [Member]
Commitments and Contingencies [Abstract]
Remaining installments payable		$ 167,139